REVENUES (Tables)	9 Months Ended
Sep. 30, 2026
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Location
	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Sale of Products
United States	$10,284	$7,619	$30,232	$22,685
Israel	2,860	1,708	6,928	5,611
Europe	257	1,182	1,378	2,908
Other	1,935	2,108	6,033	6,600
	$15,336	$12,617	$44,571	$37,804

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Sale of Services
United States	$30,148	$22,604	74,201	$62,445
Europe	2,532	4,932	14,638	13,955
Israel	1,297	1,508	4,440	4,778
Other	6,250	4,574	11,798	12,499
	$40,227	$33,618	$105,077	$93,677

Schedule of Long-Lived Assets by Geographical Location
	September 30,	December 31,
	2026	2025
United States	$39,967	$37,790
Israel	15,394	14,939
Total	$55,361	$52,729